WARRANTS (Details 1) (Warrants, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Exercise price		$ 0.01
Expected Term		2 years 6 months
Lower Range
Exercise price	$ 0.01
Stock Price	$ 0.24	$ 0.00
Volatility rate	153.81%	127.50%
Risk-free interest rate	0.20%	0.26%
Expected Term	1 year 6 months
Upper Range
Exercise price	$ 0.75
Stock Price	$ 1.94	$ 0.72
Volatility rate	205.42%	159.80%
Risk-free interest rate	1.78%	0.34%
Expected Term	5 years